Related Party Transactions (Details) - EBP 100 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	$ 26,758,159,368	$ 23,472,930,960
Realized (Loss)/Gain	120,598,409
Change in Unrealized (Loss)/Gain	28,432,387
EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	11,420,918,577	9,755,937,102
EBP, Trustee | EBP, Allocated
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	229,381,535
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	3,443,417,665	$ 2,693,242,930
Plan purchases	71,012,118
Sales	406,545,745
Dividends	90,383,792
Realized (Loss)/Gain	205,166,824
Change in Unrealized (Loss)/Gain	$ 883,091,812